Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2015, 2016 and 2017, trade accounts receivable are comprised of the following:

	December 31, 2015		December 31, 2016		December 31, 2017
Trade accounts receivable	Ps.	295,611	Ps.	638,166	Ps.	1,028,898
Allowance for doubtful accounts		(136,415)		(30,622)		(31,528)
	Ps.	159,196	Ps.	607,544	Ps.	997,370

Summary of Movements in Allowance For Doubtful Accounts

The movements for bad debt expense in the allowance for doubtful accounts are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2015		2016		2017
Beginning balance	Ps.	(152,998)	Ps.	(136,415)	Ps.	(30,622)
Bad debt expense		(15,285)		(14,327)		(12,006)
Write-offs		9,905		105,236		—
Reversal of bad debts		24,891		14,884		11,100
Increased for MBJA´s consolidation		(2,928)		—		—
Ending balance	Ps.	(136,415)	Ps.	(30,622)	Ps.	(31,528)

Summary of Past Due Balances of Accounts Receivable

Following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2015		December 31, 2016		December 31, 2017
Accounts receivables past due from 1 to 30 days	Ps.	52,833	Ps.	28,477	Ps.	45,895
Accounts receivables past due 31 to 60 days		8,290		7,225		11,588
Accounts receivables past due 61 to 90 days		4,292		6,300		5,966
Accounts receivables past due more than 90 days		1,834		510		207
	Ps.	67,249	Ps.	42,512	Ps.	63,656

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

Following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that corresponds to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2015		December 31, 2016		December 31, 2017
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	23.0%	15.8%	13.3%	2.9%	25.5%	3.5%
ABC Aerolíneas, S.A. de C.V.	6.4%	5.7%	4.6%	1.0%	12.0%	1.3%
Aerovías de México, S.A. de C.V.	4.9%	7.4%	2.7%	0.8%	6.0%	0.9%
Aerolitoral, S.A. de C.V.	7.9%	5.9%	4.8%	0.4%	4.9%	0.5%